CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 670,811	$ 570,681
Receivables, net of allowances of $22,755 in 2012 and $19,671 in 2011	803,944	862,831
Inventories	1,050,625	1,146,974
Prepaid expenses and other current assets	170,810	163,646
Total current assets	2,696,190	2,744,132
Property and equipment, net	856,341	1,067,040
Goodwill	64,312	61,899
Other intangible assets, net	16,789	35,223
Deferred income taxes	33,421	47,791
Other assets	343,726	294,899
Total assets	4,010,779	4,250,984
Current liabilities:
Trade accounts payable	934,892	993,636
Accrued expenses and other current liabilities	931,618	1,010,011
Income taxes payable	5,310	7,389
Short-term borrowings and current maturities of long-term debt	174,148	36,401
Total current liabilities	2,045,968	2,047,437
Deferred income taxes and other long-term liabilities	431,531	452,313
Long-term debt, net of current maturities	485,331	648,313
Total liabilities	2,962,830	3,148,063
Commitments and contingencies
Redeemable preferred stock, net (liquidation preference - $406,773 in 2012 and $377,729 in 2011)	386,401	363,636
Office Depot, Inc. stockholders' equity:
Common stock - authorized 800,000,000 shares of $.01 par value; issued shares - 291,734,027 in 2012 and 286,430,567 in 2011	2,917	2,864
Additional paid-in capital	1,119,775	1,138,542
Accumulated other comprehensive income	212,717	194,522
Accumulated deficit	(616,235)	(539,124)
Treasury stock, at cost - 5,915,268 shares in 2012 and 2011	(57,733)	(57,733)
Total Office Depot, Inc. stockholders' equity	661,441	739,071
Noncontrolling interests	107	214
Total equity	661,548	739,285
Total liabilities and equity	$ 4,010,779	$ 4,250,984